Exceptional items - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Analysis of income and expense [abstract]
Business transformation program (1)	€ 10.2	€ 12.3	€ 21.2	€ 32.8
Exceptional Items, Tax Expense (Income), Continuing Operations	€ (3.3)	€ (3.2)	(7.4)	(8.9)
Payments relating to exceptional items			(30.8)	(40.8)
Depreciation and amortization			€ 50.3	€ 46.3